Revenue	6 Months Ended
Jun. 30, 2025
Revenue [Abstract]
Revenue

4.      Revenue

	Six months ended June 30
	2024	2025
Revenue from contracts with customers	$20,605,425	$21,785,004

a)      Disaggregation of revenue from contracts with customers

The Group derives revenue from the transfer of goods and services over time and at a point in time in the following revenue sources:

Six months ended June 30, 2024	Digital studio	Media and branded content	Technology	Total
Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$—	$155,143	$—	$155,143
Over time	3,984,071	2,118,923	3,242,966	9,345,960
MG Group
Timing of revenue recognition
At a point in time	—	4,296,503	2,083,518	6,380,021
Over time	4,474,579	249,722	—	4,724,301
	$8,458,650	$6,820,291	$5,326,484	$20,605,425
Six months ended June 30, 2025	Digital studio	Media and branded content	Technology	Total
Revenue from external customer contracts:
TNL Group
Timing of revenue recognition
At a point in time	$—	$163,674	$—	$163,674
Over time	3,417,386	1,463,827	4,099,523	8,980,736
MG Group
Timing of revenue recognition
At a point in time	—	3,994,103	1,922,711	5,916,814
Over time	6,437,142	286,638	—	6,723,780
	$9,854,528	$5,908,242	$6,022,234	$21,785,004

Note:       the segment information please refer to Note 11 for details.

b)      Contract balances

The breakdown of contract balances was as follows:

	December 31, 2024	June 30, 2025
Receivables arising from contracts with customers	8,241,352	4,961,621
Contract assets	3,980,380	1,626,222
Contract liabilities	578,219	831,975

Note:       Contract assets relate to the Company’s rights to consideration for services for which it has fulfilled some or all of its performance obligations but not billed as of the end of the reporting period on contracts with customers. The contract assets are transferred to receivables when the rights become unconditional.

Contract liabilities are mainly advances received from customers and are transferred to revenue when the performance obligations under the contracts are satisfied.

The amount of $578,219 included in contract liabilities at 31 December 2024 has been recognised as revenue in the six months ended 30 June 2025. The amount of $831,975 included in contract liabilities at 30 June 2025 is expected to be recognized as revenue within the next 12 months.